Long-term debt - Narrative (Details) - CAD ($)	Oct. 29, 2021	Sep. 30, 2021	Sep. 30, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 3,401,656,000	$ 3,587,095,000
Unsecured committed revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings, capacity of unsecured credit facility		1,500,000,000
Borrowings		0
Collateral amount against facility to cover letters of credits		$ 6,628,000
Borrowings, extension period	2 years